REVENUE	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
REVENUE
18. REVENUE
Revenue is disaggregated based on how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.
For the year ended December 31, 2024, our top ten customers accounted for 32% of our revenue and no revenues were generated above 10% from a single customer. For the year ended December 31, 2023, our top ten customers accounted for 48% of our revenue and our largest customer accounted for 16% of our revenue. For the year ended December 31, 2022, our top ten customers accounted for 50% of our revenue and no revenues were generated above 10% from a single customer.
The Group presents revenue as disaggregated by market based on the location of the end user as follows:

	Year ended December 31,
	2024	2023	2022
North America	55,500	60,755	35,923
UK and Ireland	39,179	31,347	28,151
Other Europe	22,463	10,994	8,909
Rest of the world	10,040	5,556	3,524
Total revenues	127,182	108,652	76,507
The Group presents disaggregated revenue by monetization type as follows:

	Year ended December 31,
	2024	2023	2022
Performance marketing	101,078	87,824	61,102
Subscription	8,367	7,652	6,438
Advertising & other	17,737	13,176	8,967
Total revenues	127,182	108,652	76,507

During the year ended December 31, 2024, performance marketing revenue was generated by the following categories: cost per acquisition 43%, revenue share 23% and hybrid 34%, compared to 58%, 13% and 29%, respectively, during the year ended December 31, 2023 and 59%, 14% and 27% during the year ended December 31, 2022.

The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type is as follows:

	Year ended December 31,
	2024	2023	2022
Casino	92,224	66,869	50,923
Sports	33,282	40,634	25,086
Other	1,676	1,149	498
Total revenues	127,182	108,652	76,507
Contract balances
The following table provides contract assets and contract liabilities from contracts with customers:

	As at December 31,
	2024	2023
Contract assets	252	116
Contract liabilities	(2,616)	(2,207)
The contract assets primary relate to the Group’s rights to consideration for services provided but not yet billed at the reporting date. The contract assets mainly relate to performance marketing revenue and subscription and content syndication revenue. Contract assets are transferred to receivables when the rights become unconditional and an invoice is issued.
The contract liabilities primarily relate to the advances received from customers for subscriptions purchased for the RotoWire.com website, for which revenue is recognized over the time. It is expected that deferred income will be recognized as revenue over the next year.
Below is the carrying amount of the Group’s contract liability and the movements during the year ended December 31, 2024 and 2023:

	2024	2023
As at January 1	2,207	1,692
Amounts included in contract liabilities that was recognized as revenue during the year	(4,836)	(4,066)
Cash received in advance of performance during the year	5,245	4,581
As at December 31	2,616	2,207